Accounts payable and other (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 890	$ 1,031
Income and other taxes	430	327
Payroll-related accruals	421	438
Accrued charges	287	343
Accrued interest	249	253
Operating lease liabilities	108	134
Personal injury and other claims provisions	71	47
Environmental provisions	38	40	$ 39
Other postretirement benefits liability	10	10
Derivative instruments	10	0
Contract liabilities	7	5
Other	269	182
Total accounts payable and other	$ 2,790	$ 2,810